Restructuring costs (Tables)	12 Months Ended
Mar. 31, 2015
Fiscal 2015 March Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the fiscal 2015 March restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$4,127	$240	$4,367
Restructuring costs paid	(38)	(207)	(245)
Currency translation adjustment	(23)	(2)	(25)

Balance at end of year	$4,066	$31	$4,097

Fiscal 2015 Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the fiscal 2015 restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$1,973	$497	$2,470
Restructuring costs paid	(1,790)	(97)	(1,887)
Adjustments	(69)	(355)	(424)
Currency translation adjustment	(62)	(36)	(98)

Balance at end of year	$52	$9	$61

Other Restructuring Activities [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the other restructuring activities were as follows:

	Year ended March 31, 2015
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,191	$4,129	$—	$9,320
Restructuring costs incurred	221	—	284	505
Accretion expense	—	8	—	8
Restructuring costs paid	(3,375)	(4,048)	(242)	(7,665)
Adjustments	(800)	24	(42)	(818)
Currency translation adjustment	(245)	104	—	(141)

Balance at end of year	$992	$217	$—	$1,209

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,890	$7,518	$84	$13,492
Restructuring costs incurred	6,374	235	681	7,290
Accretion expense	—	218	—	218
Restructuring costs paid	(5,005)	(3,949)	(530)	(9,484)
Adjustments	(1,986)	585	(216)	(1,617)
Currency translation adjustment	(82)	(478)	(19)	(579)

Balance at end of year	$5,191	$4,129	$—	$9,320

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$—	$7,788	$—	$7,788
Restructuring costs incurred	18,119	1,010	208	19,337
Accretion expense	—	417	—	417
Restructuring costs paid	(12,002)	(2,576)	(124)	(14,702)
Adjustments	—	1,020	—	1,020
Currency translation adjustment	(227)	(141)	—	(368)

Balance at end of year	$5,890	$7,518	$84	$13,492